Geographic Information (Tables)	12 Months Ended
Dec. 31, 2016
Geographic Information [Abstract]
Schedule of revenues from sales to customers

	Year ended December 31,
	2014	2015	2016
Revenues from sales to customers located in:

Americas (mostly U.S)	$36,752	$48,790	$72,011
EMEA	18,004	21,600	24,720
Asia Pacific - other	11,608	16,015	11,963

	$66,364	$86,405	$108,694

Schedule of long-lived assets by geographical region
	December 31,
	2015	2016
Long-lived assets, by geographic region:

Americas (mostly U.S)	$314	$268
Israel	3,851	8,385
EMEA	275	341
Asia Pacific	338	253

	$4,778	$9,247

Schedule of revenue by major distributors
	Year ended December 31,
	2014	2015	2016

Customer A	25%	18%	21%
Customer B	15%	15%	(* -
Customer C	(* -	(* -	16%

*)	Less than 10%